UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

PPTY - U.S. Diversified Real Estate ETF
Schedule of Investments
May 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 4.3%
	Consumer Discretionary - 4.0%
1,739	Choice Hotels International, Inc.	$139,729
6,364	Extended Stay America, Inc.	133,962
5,772	Hilton Worldwide Holdings, Inc.	465,858
2,627	Hyatt Hotels Corporation	214,705
5,815	Marriott International Inc./MD	787,118
2,331	Wyndham Worldwide Corporation	252,774
		1,994,146
	Health Care - 0.3%
2,553	National HealthCare Corporation	169,519
	TOTAL COMMON STOCKS (Cost $2,146,854)	2,163,665

REAL ESTATE INVESTMENT TRUSTS - 95.4%
	Diversified REITS - 9.9%
6,142	Alexander & Baldwin, Inc.	130,886
17,464	American Assets Trust, Inc.	634,816
5,143	Colony NorthStar, Inc.	30,292
22,015	Empire State Realty Trust, Inc.	373,374
12,433	Forest City Realty Trust, Inc.	253,260
5,476	Lexington Realty Trust	47,258
16,021	Liberty Property Trust	708,288
8,700	PS Business Parks, Inc.	1,066,272
183,801	VEREIT, Inc.	1,316,015
2,627	Washington Real Estate Investment Trust	75,342
4,810	WP Carey, Inc.	323,280
		4,959,083
	Health Care REITS - 7.1%
11,248	CareTrust REIT, Inc.	185,480
19,980	HCP, Inc.	478,921
7,437	Healthcare Realty Trust, Inc.	202,584
10,730	Healthcare Trust of America, Inc.	275,332
4,551	LTC Properties, Inc.	187,228
3,811	Medical Properties Trust, Inc.	51,715
3,034	National Health Investors, Inc.	223,970
9,694	Omega Healthcare Investors, Inc.	297,121
13,320	Physicians Realty Trust	202,730
12,654	Ventas, Inc.	691,668
12,802	Welltower, Inc.	738,035
		3,534,784
	Hotel & Resort REITS - 3.5%
7,363	Apple Hospitality REIT, Inc.	140,118
2,146	Chatham Lodging Trust	44,615
3,367	Chesapeake Lodging Trust	108,518
1,258	CorePoint Lodging, Inc. (a)	35,086
9,657	DiamondRock Hospitality Company	122,934
14,800	Host Hotels & Resorts, Inc.	320,125

4,107	LaSalle Hotel Properties	140,870
5,772	Park Hotels & Resorts, Inc.	185,974
3,108	Pebblebrook Hotel Trust	126,869
2,146	RLJ Lodging Trust	50,216
1,813	Ryman Hospitality Properties, Inc.	152,074
6,660	Summit Hotel Properties, Inc.	101,831
7,733	Sunstone Hotel Investors, Inc.	134,477
2,220	Xenia Hotels & Resorts, Inc.	55,877
		1,719,584
	Industrial REITS - 13.8%
9,620	DCT Industrial Trust, Inc.	626,551
26,964	Duke Realty Corporation	758,228
6,327	EastGroup Properties, Inc.	589,866
21,386	First Industrial Realty Trust, Inc.	704,241
5,365	Gramercy Property Trust	147,913
34,817	Monmouth Real Estate Investment Corporation	537,923
15,772	Prologis, Inc.	1,014,928
2,627	Rexford Industrial Realty, Inc.	82,146
31,282	STAG Industrial, Inc.	833,352
42,417	Terreno Realty Corporation	1,616,513
		6,911,661
	Office REITS - 16.3%
3,684	Alexandria Real Estate Equities, Inc.	460,205
5,829	Boston Properties, Inc.	709,797
11,877	Brandywine Realty Trust	193,120
2,331	Columbia Property Trust, Inc.	51,562
16,946	Corporate Office Properties Trust	472,793
44,770	Cousins Properties, Inc.	421,733
11,063	Douglas Emmett, Inc.	425,815
41,865	Easterly Government Properties, Inc.	847,766
27,676	Equity Commonwealth (a)	861,000
4,847	Franklin Street Properties Corporation	37,516
11,359	Highwoods Properties, Inc.	543,301
21,978	Hudson Pacific Properties, Inc.	778,021
6,105	JBG SMITH Properties	225,213
8,954	Kilroy Realty Corporation	681,847
3,330	Paramount Group, Inc.	50,017
31,538	Piedmont Office Realty Trust, Inc.	606,160
3,219	SL Green Realty Corporation	313,917
2,590	Tier REIT, Inc.	56,876
5,957	Vornado Realty Trust	415,262
		8,151,921
	Residential REITS - 21.7%
4,070	American Campus Communities, Inc.	163,207
48,634	American Homes 4 Rent	968,789
18,204	Apartment Investment & Management Company	743,269
9,657	AvalonBay Communities, Inc.	1,598,621
10,249	Camden Property Trust	901,912
2,590	Education Realty Trust, Inc.	94,639
5,846	Equity LifeStyle Properties, Inc.	531,401
28,837	Equity Residential	1,845,281
2,701	Essex Property Trust, Inc.	645,620

5,291	Independence Realty Trust, Inc.	51,323
20,831	Invitation Homes, Inc.	458,490
14,543	Mid-America Apartment Communities, Inc.	1,360,644
5,513	Sun Communities, Inc.	532,997
25,411	UDR, Inc.	926,739
		10,822,932
	Retail REITS - 13.9%
16,243	Acadia Realty Trust	418,257
4,144	Agree Realty Corporation	219,383
379	Alexander's, Inc.	146,863
2,960	Brixmor Property Group, Inc.	47,005
2,903	DDR Corp.	44,097
5,254	Federal Realty Investment Trust	624,648
6,586	Getty Realty Corporation	171,960
25,530	GGP, Inc.	517,748
25,308	Kimco Realty Corporation	391,262
2,775	Kite Realty Group Trust	43,540
8,880	National Retail Properties, Inc.	367,898
3,626	Ramco-Gershenson Properties Trust	44,600
8,695	Realty Income Corporation	463,444
5,476	Regency Centers Corporation	318,046
32,560	Retail Opportunity Investments Corp.	589,987
26,677	Retail Properties of America, Inc.	327,060
2,590	Saul Centers, Inc.	128,360
2,627	Seritage Growth Properties	109,441
6,097	Simon Property Group, Inc.	976,861
5,994	Spirit Realty Capital, Inc.	52,507
1,961	Tanger Factory Outlet Centers, Inc.	42,142
777	Taubman Centers, Inc.	42,416
6,105	The Macerich Company	339,621
8,399	Urban Edge Properties	183,686
8,473	Urstadt Biddle Properties, Inc.	185,135
5,661	Weingarten Realty Investors	165,981
		6,961,948
	Specialized REITS - 9.2%
3,446	CoreSite Realty Corporation	365,827
4,995	CubeSmart	152,348
7,918	CyrusOne, Inc.	438,499
9,806	Digital Realty Trust, Inc.	1,053,949
3,441	Equinix, Inc.	1,365,562
2,627	Extra Space Storage, Inc.	252,849
1,443	Life Storage, Inc.	133,506
1,924	National Storage Affiliates Trust	54,103
2,368	Public Storage	501,637
6,845	QTS Realty Trust, Inc.	258,262
		4,576,542
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $45,573,738)	47,638,455

SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
79,016	First American Treasury Obligations Fund - Class X, 1.637% (b)	79,016
	TOTAL SHORT-TERM INVESTMENTS (Cost $79,016)	79,016

TOTAL INVESTMENTS - 99.9% (Cost $47,799,608)	49,881,136
Other Assets in Excess of Liabilities - 0.1%	42,426
NET ASSETS - 100.0%	$49,923,562

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of May 31, 2018.

The cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:
Cost of investments	$47,799,608
Gross unrealized appreciation	2,148,073
Gross unrealized depreciation	(66,545)
Net unrealized appreciation	$2,081,528

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts ("REITs") that are traded on a national securities exchange, except those listed on the Nasdaq Global Market ("Nasdaq") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund's Board of Trustees (the "Board").  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018:
PPTY - U.S. Diversified Real Estate ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,163,665	$ -	$ -	$ 2,163,665
Real Estate Investment Trusts	$ 47,638,455	-	-	$ 47,638,455
Short-Term Investments	79,016	-	-	$ 79,016
Total Investments in Securities	$ 49,881,136	$ -	$ -	$ 49,881,136
^ See Schedule of Investments for country breakouts.

For the period ended May 31, 2018, there were no transfers into or out of Levels 1, 2, or 3 for PPTY - U.S. Diversified Real Estate ETF. It is the Fund's policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ETF Series Solutions

By (Signature and Title) /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date         7/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date            7/23/18

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date          7/23/18

* Print the name and title of each signing officer under his or her signature.